Other Current Liabilities - (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current liabilities
Other tax payable	$ 1,514	$ 583
Stamp duty liability	5,761
Customer contract liability, current	1,773	392
Stock-based compensation liability, current	5,084
Other current liabilities		160
Total other current liabilities	$ 14,132	$ 1,135